PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	R 1,730.8	R 235.9
Mine plant facilities and equipment | Bottom of range | Ergo
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	1 year	2 years	3 years
Mine plant facilities and equipment | Bottom of range | FWGR
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	2 years	2 years	3 years
Mine plant facilities and equipment | Top of range | Ergo
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	19 years	19 years	13 years
Mine plant facilities and equipment | Top of range | FWGR
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	18 years	20 years	18 years